INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal Statutory Income Tax Rate, description			subject to limitation under IRC Section 382. Of the $12.5 million Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of $10 million, are limited to utilization of 80% of taxable income but do not have an expiration
Undistributed earnings			$ 1,700,000.0
Distribution expense			350,300.0
Valuation allowances				$ 200,000
Net operating loss carry forward			12,513,177
Deferred tax assets	$ 62,594	$ (329,586)	(714,108)	$ (178,430)
United States [Member]
Net operating loss carry forward			$ 546,683
Expiry			2031
Grece [Member]
Income tax rate	22.00%
United States [Member]
Deferred tax assets	$ 65,667	$ 315,912